Offerings	May 19, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	New Qwest Notes
Amount Registered | shares	1,637,500,000
Maximum Aggregate Offering Price	$ 1,637,500,000.00
Amount of Registration Fee	$ 226,138.75
Offering Note	(1) Represents the aggregate principal amount of New Qwest Notes that could be issued by the Issuer in the exchange offers to which this registration statement relates. (2) New Qwest Notes constitutes new 6.5% Notes due 2051 and new 6.75% Notes due 2052, to be issued by the Issuer in the exchange offers to which this registration statement relates. (3) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (4) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees. (5) Previously paid in connection with the initial filing of the registration statement on April 16, 2026
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of the New Qwest Notes
Amount of Registration Fee	$ 0.00
Offering Note	(1) Represents the aggregate principal amount of New Qwest Notes that could be issued by the Issuer in the exchange offers to which this registration statement relates. (3) Estimated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (the "Securities Act"), and solely for the purpose of calculating the registration fee. (4) Pursuant to Rule 457(n) under the Securities Act, no separate filing fee is required for the guarantees.